OTHER RECEIVABLES AND PREPAID EXPENSES	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Receivables [Abstract]
OTHER RECEIVABLES AND PREPAID EXPENSES

3. OTHER RECEIVABLES AND PREPAID EXPENSES

Other receivables and prepaid expenses consisted of the following at September 30, 2022 and December 31, 2021:

	September 30, 2022	December 31, 2021
Deposits	$14,928	$68,433
Prepaid expenses	122,150	50,221
Employees’ social insurance	10,584	13,839
Others	14,978	10,788
Total	$162,640	$143,281

3. OTHER RECEIVABLES AND PREPAID EXPENSES

Other receivables and prepaid expenses consisted of the following at December 31, 2021 and 2020:

	December 31, 2021	December 31, 2020
Deposits	$68,433	$6,624
Prepaid expenses	50,221	12,884
Employees’ social insurance	13,839	7,562
Others	10,788	5,253
Total	$143,281	$32,323